SUBSEQUENT EVENTS (Details Narrative)	Jan. 28, 2025
CAMMESA [Member]
IfrsStatementLineItems [Line Items]
Remuneration, description	New values for the cost of non-supplied energy are established as from February 1, 2025, with the following tiers: (i) US$ 350 /MWh until 5%; (ii) US$ 750 /MWh until 10%; and (iii) US$ 1,500 /MWh for more than 10%.